Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥)		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Allowance for credit losses		¥ 247,983,000,000		¥ 165,665,000,000
Lease liabilities		195,629,000,000		191,873,000,000
Premises and equipment		64,389,000,000		77,513,000,000
Derivative financial instruments		14,893,000,000		4,647,000,000
Trading securities		8,519,000,000
Available-for-sale securities		1,164,000,000		5,532,000,000
Investments		0		3,563,000,000
Net operating loss carryforwards	[1]	151,383,000,000		163,264,000,000
Other		237,730,000,000		203,004,000,000
Deferred Tax Assets, Gross, Total		921,690,000,000		815,061,000,000
Valuation allowance		(129,150,000,000)	[1]	(165,278,000,000)	[1]	¥ (158,581,000,000)	¥ (163,358,000,000)
Deferred tax assets, net of valuation allowance		792,540,000,000		649,783,000,000
Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities		292,397,000,000		202,930,000,000
Right-of-use assets		188,902,000,000		188,591,000,000
Trading securities				58,266,000,000
Investments		259,276,000,000
Other		83,952,000,000		89,157,000,000
Deferred tax liabilities		824,527,000,000		538,944,000,000
Net deferred tax assets (liabilities)		¥ (31,987,000,000)		¥ 110,839,000,000

[1]	The amount includes ¥101,498 million and ¥85,001 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2020 and 2021, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,591 million and ¥56,928 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.